Expense Example	Nov. 01, 2025 USD ($)
Frank Value Fund | INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Frank Value Fund | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	2,462
Frank Value Fund | INSTITUTIONAL CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Camelot Event Driven Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,423
Camelot Event Driven Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	$ 2,150